SCHEDULE 1 - CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED - BALANCE SHEET (Details) ¥ in Thousands	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Sep. 01, 2018 CNY (¥)	Aug. 31, 2018 CNY (¥)	Dec. 16, 2016 USD ($)
Current assets
Cash and cash equivalents	$ 453,852,000	¥ 3,246,995		¥ 3,153,852
Amounts due from related parties	1,489,000	10,652		17,960
Other receivables, deposits and other assets	24,761,000	177,150		52,457
Short-term investments	33,724,000	241,270
Total current assets	523,021,000	3,741,848		3,244,481
Long-term investments	3,977,000	28,455		207,364
Total non-current assets	565,504,000	4,045,789		1,422,000
TOTAL ASSETS	1,088,525,000	7,787,637		4,666,481
Current liabilities
Accrued expenses and other current liabilities	85,974,000	615,082		335,857
Non-current liabilities
Other non-current liabilities	1,489,000	10,654		12,471
Bond payable	294,368,000	2,106,000
TOTAL LIABILITIES	657,558,000	4,704,369		1,654,882
EQUITY
Share capital	1,000	8		9	$ 0.0001
Additional paid-in capital	294,255,000	2,105,189		2,469,815
Accumulated other comprehensive income	11,036,000	78,955		75,770
Retained earnings	66,022,000	472,339	¥ 231,240	231,036
Shareholders' equity	380,392,000	2,721,436		2,841,575
Bright Scholar Education Holdings Limited | Reportable Legal Entities
Current assets
Cash and cash equivalents	209,239,000	1,496,959		1,702,804
Amounts due from subsidiaries and VIEs	303,687,000	2,172,665		393,123
Amounts due from related parties	1,000	7
Other receivables, deposits and other assets	9,000,000	64,384		2,530
Short-term investments	30,984,000	221,670
Total current assets	552,911,000	3,955,685		2,098,457
Investment in subsidiaries and VIEs	123,500,000	883,559		550,348
Long-term investments	2,056,000	14,711		204,968
Total non-current assets	125,556,000	898,270		755,316
TOTAL ASSETS	678,467,000	4,853,955		2,853,773
Current liabilities
Accrued expenses and other current liabilities	3,281,000	23,475		7,544
Amounts due to subsidiaries and VIEs	2,000	11
Non-current liabilities
Other non-current liabilities	424,000	3,033		4,654
Bond payable	294,368,000	2,106,000
TOTAL LIABILITIES	298,075,000	2,132,519		12,198
EQUITY
Share capital	1,000	8		9
Additional paid-in capital	294,255,000	2,105,189		2,469,815
Accumulated other comprehensive income	11,036,000	78,955		75,770
Retained earnings	75,100,000	537,284		295,981
Shareholders' equity	$ 380,392,000	¥ 2,721,436		¥ 2,841,575